Recoverable Income Tax And Deferred Taxes Assets - Schedule of Movements in deferred income tax and social contribution (Parenthetical) (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Statement [Line Items]
Deferred taxes related to foreign operations held for sale assets	R$ 7,046
Domestic Tax Authority
Statement [Line Items]
Tax loss carry forwards	32,805,092
Deferred tax assets, tax loss carry forwards	11,153,731
Foreign Tax Authority
Statement [Line Items]
Tax loss carry forwards	14,433,424
Deferred tax assets, tax loss carry forwards	R$ 3,608,356